Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Finance Expenses [Abstract]
Finance Expenses

Finance expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Interest expense	￦	2,015,684	1,752,868	1,789,552
Losses on sale of financial assets		3,008	9	2,343
Impairment of available-for-sale financial assets		84,370	86,703	2,713
Losses on valuation of derivatives		17,051	5,762	890,832
Losses on transaction of derivatives		37,262	101,987	198,218
Losses on foreign currency translation		743,283	406,849	207,944
Losses on foreign currency transaction		113,723	57,889	35,175
Losses on repayment of financial liabilities		33	23,000	5
Other		1,043	2,020	1,170

	￦	3,015,457	2,437,087	3,127,952

Interest Expenses
Interest expense included in finance expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Trade and other payables	￦	84,527	68,375	57,160
Short-term borrowings		14,627	6,969	35,891
Long-term borrowings		103,503	91,584	87,011
Debt securities		2,177,855	1,922,900	1,698,232
Other financial liabilities		538,680	482,428	491,665

		2,919,192	2,572,256	2,369,959

Less: Capitalized borrowing costs	￦	(903,508)	(819,388)	(580,407)

		2,015,684	1,752,868	1,789,552